Land Use Rights (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Land use rights, cost	$ 811,194	$ 853,552
Less: accumulated amortization	(91,472)	(79,178)
Land use rights, net	$ 719,722	$ 774,374